Reclassifications from accumulated other comprehensive income - Schedule of Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (Detail) (USD $)
In Millions, unless otherwise specified
	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	$ 1
Other comprehensive income (loss) before reclassifications	7	(10)
Amounts reclassified from accumulated other comprehensive income (loss)
Other comprehensive income (loss), net of tax	7	(10)
Ending Balance	8	(10)
Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	2
Other comprehensive income (loss) before reclassifications	7	(10)
Amounts reclassified from accumulated other comprehensive income (loss)
Other comprehensive income (loss), net of tax	7	(10)
Ending Balance	9	(10)
Pension Liability Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning Balance	(1)
Other comprehensive income (loss) before reclassifications
Amounts reclassified from accumulated other comprehensive income (loss)
Other comprehensive income (loss), net of tax
Ending Balance	$ (1)